Themes Cloud Computing ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Media - 9.6%
Alphabet, Inc. - Class A	394	$71,767
GoDaddy, Inc. - Class A (a)	91	12,713
Prosus NV	1,024	36,475
VeriSign, Inc. (a)	60	10,668
		131,623

Retail & Wholesale - Discretionary - 8.4%
Amazon.com, Inc. (a)	330	63,773
MercadoLibre, Inc. (a)	31	50,945
		114,718

Software & Technology Services - 81.0%(b)
Adobe, Inc. (a)	122	67,776
Akamai Technologies, Inc. (a)	102	9,188
ANSYS, Inc. (a)	59	18,968
Atlassian Corp. - Class A (a)	106	18,749
Autodesk, Inc. (a)	147	36,375
Booz Allen Hamilton Holding Corp.	88	13,543
CACI International, Inc. - Class A (a)	15	6,452
Cadence Design Systems, Inc. (a)	185	56,934
Check Point Software Technologies Ltd. (a)	63	10,395
Cloudflare, Inc. - Class A (a)	196	16,235
CommVault Systems, Inc. (a)	30	3,647
Confluent, Inc. - Class A (a)	153	4,518
Crowdstrike Holdings, Inc. - Class A (a)	152	58,245
CyberArk Software Ltd. (a)	29	7,929
Dassault Systemes SE	466	17,617
Datadog, Inc. - Class A (a)	179	23,215
Dropbox, Inc. - Class A (a)	175	3,932
Dynatrace, Inc. (a)	181	8,098
Fortinet, Inc. (a)	421	25,374
Gen Digital, Inc.	425	10,616
HubSpot, Inc. (a)	33	19,463
Intuit, Inc.	96	63,092
Manhattan Associates, Inc. (a)	42	10,361
Microsoft Corp.	142	63,467
MicroStrategy, Inc. - Class A (a)	10	13,775
MongoDB, Inc. (a)	48	11,998
Nice Ltd. - ADR (a)	43	7,395
Nutanix, Inc. - Class A (a)	166	9,437
Okta, Inc. (a)	109	10,203
Oracle Corp.	478	67,494
Palo Alto Networks, Inc. (a)	219	74,243
Sage Group PLC	700	9,632
Salesforce, Inc.	202	51,934
SAP SE	307	62,311
ServiceNow, Inc. (a)	78	61,360
Snowflake, Inc. - Class A (a)	217	29,315
Synopsys, Inc. (a)	104	61,886
Trend Micro, Inc./Japan	100	4,059
Wix.com Ltd. (a)	37	5,886
Workday, Inc. - Class A (a)	142	31,746
Zoom Video Communications, Inc. - Class A (a)	174	10,299
Zscaler, Inc. (a)	60	11,531
		1,108,693

Tech Hardware & Semiconductors - 0.7%
F5, Inc. (a)	40	6,889
InterDigital, Inc.	17	1,982
		8,871
TOTAL COMMON STOCKS (Cost $1,311,281)		1,363,905

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (c)	3,719	3,719
TOTAL SHORT-TERM INVESTMENTS (Cost $3,719)		3,719

TOTAL INVESTMENTS - 100.0% (Cost $1,315,000)		1,367,624
Other Assets in Excess of Liabilities - 0.0% (d)		540
TOTAL NET ASSETS - 100.0%		$1,368,164

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Themes Cloud Computing ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,363,905	$–	$–	$1,363,905
Money Market Funds	3,719	–	–	3,719
Total Investments	$1,367,624	$–	$–	$1,367,624

Refer to the Schedule of Investments for additional information.